Stockholder’s Equity (Deficit) (Details) - Schedule of outstanding stock warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Outstanding Stock Warrants Abstract
Number of Warrants, Beginning balance	798,241,666	325,000
Weighted Average Exercise Price, Beginning balance	$ 0.002	$ 0.5
Weighted Average Remaining Contractual Life (Years), Beginning balance		4 years 10 months 2 days	4 years 10 months 2 days
Number of Warrants, Granted	750,000,000	797,916,666
Weighted Average Exercise Price, Granted	$ 0.0005	$ 0.002
Weighted Average Remaining Contractual Life (Years), Granted	7 years	5 years
Number of Warrants, Exercised	(250,000)
Weighted Average Exercise Price, Exercised	$ 0.5
Weighted Average Remaining Contractual Life (Years), Exercised	2 years 4 months 24 days
Number of Warrants, Ending balance	1,547,991,666	798,241,666	325,000
Weighted Average Exercise Price, Ending balance	$ 0.0005	$ 0.002	$ 0.5
Weighted Average Remaining Contractual Life (Years),Ending balance	5 years 2 months 15 days	4 years 3 months 3 days	3 years 10 months 2 days
Number of Warrants, Warrants exercisable	1,547,991,666
Weighted Average Exercise Price, Warrants exercisable	$ 0.0005
Weighted Average Remaining Contractual Life (Years), Warrants exercisable	5 years 2 months 15 days	4 years 3 months 3 days